Due From/(To) Related Parties - Schedule of Due To Related Party (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Due to related parties – non-current
Due to a related party – non-current	$ 1,682,884	$ 0	$ 132,284
Mr Tingjun Yang [Member]
Due to related parties – non-current
Due to a related party – non-current	63,000	0	0
Guangzhou Sanyi Network [Member]
Due to related parties – non-current
Due to a related party – non-current	1,619,884	0	0
Mr. Shu Sang Joseph Law [Member]
Due to related parties – non-current
Due to a related party – non-current	$ 0	$ 0	$ 132,284